Label	Element	Value
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Local Currency Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses set forth below are annualized based on the fees and expenses for the six-month period ended June 30, 2020. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent 6-month period ended June 30, 2020, the fund’s portfolio turnover rate was 44.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (also known as “junk” bonds).

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of one foreign currency compared to another foreign currency and the relative value of various foreign currencies to one another. Currency hedging is permitted, but not required, and the fund will normally be heavily exposed to foreign currencies. The fund may take a short position in a currency, which allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country or bond market, subject to the investment restrictions applicable to futures and swaps.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Currency exposure Because the fund is normally heavily exposed to foreign currencies, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Derivatives The use of forward currency exchange contracts, swaps, options, and futures exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments may lack liquidity and be difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, interest rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance, and the risk that regulatory developments could negatively affect the fund’s investments in such instruments. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Hedging The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the fund could be in a worse position than if it had not entered into such transactions.

Frontier markets Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the nine months ended 9/30/20 was -6.36%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	03/31/2016	9.66%	Worst Quarter	06/30/2018	-11.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	none
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[1]
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | J.P. Morgan GBI - EM Global Diversified
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[2]
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Market Local Currency Debt Funds Average
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%	[3]
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Lipper Emerging Market Local Currency Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[4]
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[5]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[6]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2012	rr_AnnualReturn2012	17.69%
Annual Return 2013	rr_AnnualReturn2013	(10.18%)
Annual Return 2014	rr_AnnualReturn2014	(5.80%)
Annual Return 2015	rr_AnnualReturn2015	(15.20%)
Annual Return 2016	rr_AnnualReturn2016	10.26%
Annual Return 2017	rr_AnnualReturn2017	15.76%
Annual Return 2018	rr_AnnualReturn2018	(7.63%)
Annual Return 2019	rr_AnnualReturn2019	13.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.36%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.66%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.56%)
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	$ 1,020
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2015
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.97%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	$ 2,199
1 Year	rr_AverageAnnualReturnYear01	12.99%
5 Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
T. Rowe Price Emerging Markets Local Currency Bond Fund (Prospectus Summary) | T. Rowe Price Emerging Markets Local Currency Bond Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[9]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2021

[1]	Return since 5/26/11.
[2]	Return since 12/17/15.
[3]	Return since 5/31/11.
[4]	Return since 12/31/15.
[5]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[6]	Restated to reflect current fees.
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[8]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.20%. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.20%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.20%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[9]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.